Stock-based compensation	12 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Stock-based compensation
21. Stock-based compensation
Stock options
MHFG, MHBK, MHTB and MHSC have stock options, in the form of stock acquisition rights, for directors (excluding the outside directors) and executive officers of the respective companies (hereinafter referred to collectively as the “Directors”).
In this plan (“MHFG Stock Plan”), 100 shares of MHFG common stock shall be issued or transferred upon exercise of each of the stock acquisition rights. The exercise price is 1 yen per share. The contractual term of the stock acquisition rights is 20 years. A holder may exercise the stock acquisition rights only after the date on which such holder loses the status as a Director of MHFG, MHBK, MHTB or MHSC.
The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2022:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	85,700	1
Exercised during fiscal year	24,200	1

Outstanding at end of fiscal year	61,500	1	11.58	96

Exercisable at end of fiscal year	—	—	—	—

There were no
non-vested
stock options remaining as of March 31, 2022.
In May 2015, MHFG discontinued the stock option program. Thereafter, MHFG has not issued any new stock options.
Stock compensation programs
MHFG, MHBK, MHTB and MHSC introduced a responsibility-based stock compensation program for Directors (“Stock Compensation I”) in July 2018 and a performance-based stock compensation program for Directors (“Stock Compensation II”) in May 2015. MHFG and certain consolidated subsidiaries introduced both responsibility-based and performance-based stock compensation program for Operating Officers (“Stock
Benefit”) in July 2021. The stock compensation is paid in the form of shares of common stock of MHFG, acquired from the stock market through a trust, with the aim of aligning the Directors’ and Operating Officers’ interests with those of the shareholders and increasing the incentive to enhance corporate value. Stock Compensation I, in principle, is paid at the time of retirement of the individual Directors in the form of common stock of MHFG and cash, calculated based on their responsibilities. Stock Compensation II is calculated and then paid to the Directors based on MHFG Group’s immediate, prior-period performance, the recent performance of organizations that the Directors are in charge of, and the performance of each Director. The payment in the form of common stock of MHFG and cash is deferred over a three-year, graded-vesting period. Stock Benefit is calculated and then paid to the Operating Officers based on their responsibilities in their respective company and MHFG Group’s performance. The payment in the form of common stock of MHFG and cash is deferred over a one-year
vesting period. The amount of Stock Compensation I, Stock Compensation II and Stock Benefit is subject to reduction or forfeiture.
In relation to Stock Benefit, which has been introduced in July 2021, there was no responsibility-based and performance-based stock compensation that granted or vested or compensation cost recognized for the fiscal year ended March 31, 2022.
The following table presents activities related to the stock compensation programs for the fiscal years ended March 31, 2021 and 2022:

	Stock Compensation I		Stock Compensation II
2021	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,142,329	1,775.08
Granted during fiscal year	365,074	1,390.08	730,726	1,390.08
Vested during fiscal year	365,074	1,390.08	245,266	1,665.35
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	1,627,789	1,618.79

	Stock Compensation I		Stock Compensation II
2022	Number of shares	Weighted-average grant-date fair value	Number of shares	Weighted-average grant-date fair value
		(per share in yen)		(per share in yen)
Nonvested at the beginning of the year	—	—	1,627,789	1,618.79
Granted during fiscal year	329,839	1,570.97	732,161	1,570.97
Vested during fiscal year	329,839	1,570.97	293,856	1,614.11
Forfeited during fiscal year	—	—	—	—

Nonvested at the end of the year	—	—	2,066,094	1,602.51

The following table presents the total fair value of the stock compensation that vested and the total amount of the common stock acquired from the stock market by the trustee for the fiscal years ended March 31, 2021 and 2022:

	2021		2022
	Stock Compensation I	Stock Compensation II	Stock Compensation I	Stock Compensation II

	(in millions of yen)
Fair value of vested shares	507	221	518	463
Common stock shares acquired	507	1,016	518	1,150
For both programs, the stock-based compensation cost is determined based on the fair value of MHFG’s common stock as of grant date. For Stock Compensation I and II, the liability related to the cash-based compensation cost is remeasured at each reporting date based on the fair value of MHFG’s common stock. For Stock Compensation II, the stock-based compensation costs are recognized evenly over the graded-vesting period, which is three years. For Stock Compensation I, as the program is effectively vested on the grant date, the stock-based compensation cost is recognized on the grant date. The following table presents the compensation cost recognized in the stock compensation programs for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022

	(in millions of yen)
Stock Compensation I	917	507	518
Stock Compensation II	1,247	1,053	1,013
With regard to Stock Compensation II, the total compensation cost related to non-vested
awards not yet recognized is ¥1,485 million, and this cost will be recognized over 1.88 years as of the fiscal year ended March 31, 2022.